Segment Reporting	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Segment Reporting
Segment Reporting
The Partnership has two reportable segments, its liquefied gas segment and its conventional tanker segment. The Partnership’s liquefied gas segment consists of LNG carriers, LPG carriers and multigas carriers, which can carry both LNG and LPG, which generally operate under long-term, fixed-rate charters to international energy companies and to Teekay Corporation (see Note 11a). As at December 31, 2017, the Partnership’s liquefied gas segment consisted of 50 LNG carriers and LNG carrier newbuildings (including 26 LNG carriers and LNG carrier newbuildings included in joint ventures that are accounted for under the equity method), and 30 LPG/Multigas carriers and LPG carrier newbuildings (including 23 LPG carriers and LPG carrier newbuildings included in a joint venture that is accounted for under the equity method). As at December 31, 2017, the Partnership’s conventional tanker segment consisted of four Suezmax-class crude oil tankers and one Handymax product tanker. Segment results are evaluated based on income from vessel operations. The accounting policies applied to the reportable segments are the same as those used in the preparation of the Partnership’s consolidated financial statements.

The following table presents voyage revenues and percentage of consolidated voyage revenues for the Partnership’s customers who accounted for 10% or more of the Partnership's consolidated voyage revenues during any of the periods presented.

(U.S. Dollars in millions)	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
Ras Laffan Liquefied Natural Gas Company Ltd. (i)	$70.3 or 16%	$70.3 or 18%	$70.1 or 18%
Cheniere Marketing International LLP (i)	$60.2 or 14%	Less than 10%	-
Royal Dutch Shell Plc. (i) (ii)	$53.8 or 12%	$48.2 or 12%	$48.5 or 12%
The Tangguh Production Sharing Contractors (i)	$49.7 or 11%	$44.4 or 11%	$44.9 or 11%

(i)	Liquefied gas segment.

(ii)	Includes its subsidiaries Shell Spain LNG S.A.U. and Shell Tankers (Singapore) Private Ltd.

The following tables include results for these segments for the years presented in these financial statements.

	Year Ended December 31, 2017
	Liquefied Gas Segment $	Conventional Tanker Segment $	Total $
Voyage revenues	385,683	46,993	432,676
Voyage expenses	(3,020)	(5,182)	(8,202)
Vessel operating expenses	(84,928)	(18,211)	(103,139)
Depreciation and amortization	(95,025)	(10,520)	(105,545)
General and administrative expenses(i)	(14,034)	(2,507)	(16,541)
Write-down and loss on sales of vessels	—	(50,600)	(50,600)
Income (loss) from vessel operations	188,676	(40,027)	148,649
Equity income	9,789	—	9,789
Investment in and advances to equity-accounted joint ventures	1,094,596	—	1,094,596
Total assets at December 31, 2017	4,624,321	112,844	4,737,165
Expenditures for vessels and equipment	(714,529)	—	(714,529)
Expenditures for dry docking	(20,153)	(2,130)	(22,283)

	Year Ended December 31, 2016
	Liquefied Gas Segment $	Conventional Tanker Segment $	Total $
Voyage revenues	336,530	59,914	396,444
Voyage expenses	(449)	(1,207)	(1,656)
Vessel operating expenses	(66,087)	(22,503)	(88,590)
Depreciation and amortization	(80,084)	(15,458)	(95,542)
General and administrative expenses(i)	(15,310)	(3,189)	(18,499)
Write-down and loss on sales of vessels	—	(38,976)	(38,976)
Income (loss) from vessel operations	174,600	(21,419)	153,181
Equity income	62,307	—	62,307
Investment in and advances to equity-accounted joint ventures	1,037,726	—	1,037,726
Total assets at December 31, 2016	3,957,088	193,553	4,150,641
Expenditures for vessels and equipment	(344,924)	(63)	(344,987)
Expenditures for dry docking	(13,944)	—	(13,944)

	Year Ended December 31, 2015
	Liquefied Gas Segment $	Conventional Tanker Segment $	Total $
Voyage revenues	305,056	92,935	397,991
Voyage recoveries (expenses)	203	(1,349)	(1,146)
Vessel operating expenses	(63,344)	(30,757)	(94,101)
Depreciation and amortization	(71,323)	(20,930)	(92,253)
General and administrative expenses(i)	(19,392)	(5,726)	(25,118)
Restructuring charges	—	(4,001)	(4,001)
Income from vessel operations	151,200	30,172	181,372
Equity income	84,171	—	84,171
Expenditures for vessels and equipment	(191,642)	(327)	(191,969)
Expenditures for dry docking	(8,659)	(1,698)	(10,357)

(i)	Includes direct general and administrative expenses and indirect general and administrative expenses (allocated to each segment based on estimated use of corporate resources).

A reconciliation of total segment assets presented in the consolidated balance sheets is as follows:

	December 31 2017 $	December 31 2016 $
Total assets of the liquefied gas segment	4,624,321	3,957,088
Total assets of the conventional tanker segment	112,844	193,553
Unallocated:
Cash and cash equivalents	244,241	126,146
Accounts receivable and prepaid expenses	30,593	28,948
Advances to affiliates	7,300	9,739
Consolidated total assets	5,019,299	4,315,474